Loans to customers (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 10,915,453	$ 6,116,455
Percentage of gross exposure	100.00%	100.00%
Credit Loss Allowance	$ 1,493,995	$ 794,570
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.70%	13.00%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 8,708,434	$ 4,728,358
Percentage of gross exposure	79.80%	77.30%
Credit Loss Allowance	$ 467,616	$ 239,306
Percentage of credit loss allowance	31.30%	30.10%
Coverage Ratio	5.40%	5.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,527,444	$ 1,054,416
Percentage of gross exposure	14.00%	17.20%
Credit Loss Allowance	$ 569,485	$ 325,020
Percentage of credit loss allowance	38.10%	40.90%
Coverage Ratio	37.30%	30.80%
Absolute Trigger Days Late [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 307,423	$ 180,780
Percentage of gross exposure	20.10%	17.10%
Credit Loss Allowance	$ 247,143	$ 150,723
Percentage of credit loss allowance	43.40%	46.40%
Coverage Ratio	80.40%	83.40%
Relative Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,220,021	$ 873,636
Percentage of gross exposure	79.90%	82.90%
Credit Loss Allowance	$ 322,342	$ 174,297
Percentage of credit loss allowance	56.60%	53.60%
Coverage Ratio	26.40%	20.00%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 679,575	$ 333,681
Percentage of gross exposure	6.20%	5.50%
Credit Loss Allowance	$ 456,894	$ 230,244
Percentage of credit loss allowance	30.60%	29.00%
Coverage Ratio	67.20%	69.00%